FINANCIAL INSTRUMENTS - Concentrations of Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplier Concentration Risk [Member]
Concentration of risks:
Number of newbuildings	11
Supplier Concentration Risk [Member] | Samsung
Concentration of risks:
Number of newbuildings	9
Supplier Concentration Risk [Member] | Hyundai
Concentration of risks:
Number of newbuildings	2
Golar LNG Partners
Concentration of risks:
Investments, ownership percentage	41.40%	0.00%
Aggregate ownership interest	$ 809.0
Golar LNG Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate	8